Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 $ / shares		Oct. 31, 2021 £ / shares		Oct. 31, 2021 $ / £	Oct. 31, 2021 $ / €	Oct. 31, 2021 $ / $	Oct. 31, 2021 $ / $	Oct. 31, 2021 $ / ₨	Oct. 31, 2021 $ / ¥	Oct. 31, 2021 shares	Oct. 31, 2020 USD ($)	Oct. 31, 2020 $ / shares		Oct. 31, 2020 £ / shares		Oct. 31, 2020 $ / £	Oct. 31, 2020 $ / €	Oct. 31, 2020 $ / $	Oct. 31, 2020 $ / $	Oct. 31, 2020 $ / ₨	Oct. 31, 2020 $ / ¥	Oct. 31, 2020 shares	Oct. 31, 2019 USD ($)		Oct. 31, 2019 $ / shares	Oct. 31, 2019 £ / shares	Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / €	Oct. 31, 2019 $ / $	Oct. 31, 2019 $ / ¥	Oct. 31, 2019 shares
Earnings [Abstract]
Loss for the year from continuing operations	$ (435.1)												$ (2,974.6)												$ (18.1)
Profit for the period from discontinued operation	10.7												5.1												1,487.2
(Loss)/profit for the year	(424.4)												(2,969.5)												1,469.1	[1]
Number of shares [Abstract]
Weighted average number of shares (in shares) | shares												336.5												335.7									378.1
Dilutive effects of shares (in shares) | shares												0.0												0.0									4.1
Number of shares (in shares) | shares												336.5												335.7									382.2
Basic earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)		$ (1.2930)		£ (0.9409)										$ (8.8615)		£ (6.9345)											$ (0.0487)	£ (0.0382)
Discontinued operation (in dollars / pounds per share) | (per share)		0.0318		0.0231										0.0152		0.0119											3.9337	3.0889
Total Basic earnings per share (in dollars / pounds per share) | (per share)		(1.2612)		(0.9178)										(8.8463)		(6.9226)											3.8850	3.0507
Diluted earnings per share [Abstract]
Continuing operations (in dollars / pounds per share) | (per share)		(1.2930)	[2]	(0.9409)	[2]									(8.8615)	[2]	(6.9345)	[2]										(0.0487)	(0.0382)
Discontinued operation (in dollars / pounds per share) | (per share)		0.0318		0.0231										0.0152		0.0119											3.8916	3.0559
Total Diluted earnings per share (in dollars / pounds per share) | (per share)		$ (1.2612)	[2]	£ (0.9178)	[2]									$ (8.8463)	[2]	£ (6.9226)	[2]										$ 3.8435	£ 3.0181
Earnings attributable to ordinary shareholders [Abstract]
Profit/(loss) from continuing operations	(435.1)												(2,974.6)												(18.1)
Excluding non-controlling interests	0.0												0.0												(0.3)
(Loss)/profit for the year from continuing operations	(435.1)												(2,974.6)												(18.4)
Profit for the period from discontinued operation	10.7												5.1												1,487.2
Earnings attributable to ordinary shareholders	$ (424.4)												$ (2,969.5)												$ 1,468.8
Average exchange rate						1.37	1.19	0.80	0.75	1.36	0.92							1.28	1.13	0.74	0.68	1.36	0.93						1.27	1.12	0.75	1.10

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.
[2]	The Group reported a loss from continuing operations and a loss for the year attributable to the ordinary equity shareholders of the Company for the year ended October 31, 2021 and October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.